Consolidated statements of changes in equity/(deficit) - USD ($) $ in Thousands	Total	Share Capital	Share Premium	Merger Reserve	Foreign Exchange Reserve	Other Reserves	Accumulated Losses	Equity/(Deficit) Attributable to Owners of the Parent	Non- controlling Interest
Beginning balance at Dec. 31, 2017	$ 396,903	$ 9,298	$ 677,674		$ 633	$ 38,475	$ (329,177)	$ 396,903
Changes in equity/(deficit)
(Loss)/income after tax for the year	(155,575)						(155,575)	(155,575)
Other comprehensive (loss)/income	(23,706)				(24,142)	436		(23,706)
Total comprehensive (loss)/income for the year, net of tax	(179,281)				(24,142)	436	(155,575)	(179,281)
Capital reorganization	106,507	652	(677,674)	$ 783,529				106,507
Issue of share capital, net of transaction costs	774,344	2,044	772,300					774,344
Share based payment – equity settled	29,958					28,563	1,395	29,958
Ending balance at Dec. 31, 2018	1,128,431	11,994	772,300	783,529	(23,509)	67,474	(483,357)	1,128,431
Changes in equity/(deficit)
(Loss)/income after tax for the year	(373,688)						(385,297)	(385,297)	$ 11,609
Other comprehensive (loss)/income	(11,017)				(7,333)	(3,684)		(11,017)
Total comprehensive (loss)/income for the year, net of tax	(384,705)				(7,333)	(3,684)	(385,297)	(396,314)	11,609
Loss (Gain) on cashflow hedge transferred to inventory	142					142		142
Issue of share capital, net of transaction costs	500,402	1,590	105,707			393,105		500,402
Share based payment – equity settled	123,224					76,383	46,841	123,224
Share based payment- reverse vesting shares	(82,646)					(82,646)		(82,646)
Transaction with non-controlling interests	(101,311)					(101,311)		(101,311)
Non-controlling interest arising from a business combination	158,617					393,853			158,617
Non-controlling interest call option	(4,322)						(4,322)	(4,322)
Ending balance at Dec. 31, 2019	1,337,832	13,584	878,007	783,529	(30,842)	349,463	(826,135)	1,167,606	170,226
Changes in equity/(deficit)
(Loss)/income after tax for the year	(3,333,071)						(3,350,619)	(3,350,619)	17,548
Other comprehensive (loss)/income	39,816				23,571	15,913		39,484	332
Total comprehensive (loss)/income for the year, net of tax	(3,293,255)				23,571	15,913	(3,350,619)	(3,311,135)	17,880
Loss (Gain) on cashflow hedge transferred to inventory	(1,213)					(1,213)		(1,213)
Issue of share capital, net of transaction costs	55,316	584	49,924			4,808		55,316
Share based payment – equity settled	218,688					52,690	165,998	218,688
Share based payment- reverse vesting shares	26,092					26,092		26,092
Non-controlling interest arising from a business combination	965					4,808			965
Dividends paid to non-controlling interests	(20,515)								(20,515)
Ending balance at Dec. 31, 2020	$ (1,676,090)	$ 14,168	$ 927,931	$ 783,529	$ (7,271)	$ 447,753	$ (4,010,756)	$ (1,844,646)	$ 168,556